U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2
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1.   Name and address of issuer:

     Third Avenue Value Fund,  Inc.,  767 Third Avenue,  New York, NY 10017-2023
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2.   Name of each series or class of funds for which this notice is filed:

     N/A
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3.   Investment Company Act File Number:811-6086

     Securities Act File Number:        33-34418
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4.   Last day of fiscal year for which this notice is filed:

     October 31, 1996
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5.   Check box if this  notice is being  filed  more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]
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6.   Date of termination of issuer's declaration under rule 24f-2 (a)(1), if applicable (see instruction A.6):
         N/A
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7.   Number and amount of  securities  of the same class or series  which had been registered under the Securities Act of 1933, other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the year:
         None
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8.   Number and amount of securities  registered during the fiscal year other than pursuant to rule 24f-2:
         None
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9.   Number and  aggregate  sale price of  securities  sold during the fiscal year:
         12,005,739 shares $273,608,965
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10.  Number and aggregate  sale price of securities  sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
         12,005,739 shares $273,608,965
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


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
         325,226 shares    $7,089,926
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12.  Calculation of registration fee:
     (i)  Aggregate  sale price of  securities
          sold  during the fiscal  year in reliance
                  on rule 24f-2 (from Item 10):                  $   273,608,965
                                                                 ---------------
     (ii) Aggregate   price  of  shares  issued  in
          connection  with  dividend reinvestment
          plans (from Item 11, if applicable):                   +     7,089,926
                                     ---                         ---------------
     (iii)Aggregate  price of shares  redeemed
          or repurchased  during the fiscal
          year (if applicable):                                  -    79,632,018
                                                                 ---------------
     (iv) Aggregate  price  of  shares  redeemed
          or  repurchased  and previously  applied
          as a  reduction  to filing  fees  pursuant
          to rule 24e-2 (if applicable):                         +           -0-
                                                                 ---------------
     (v)  Net aggregate price of securities sold
          and issued during the fiscal  year in
          reliance  on rule 24f-2  [line (I),
          plus line (ii),  less line (iii),
          plus line (iv)] (if applicable):                           201,066,873
                                                                 ---------------
     (vi) Multiplier  prescribed by  Section 6(b)
          of the  Securities  Act of 1933 or other
          applicable law or regulation
          (see Instruction C.6):                                 x  1/33rd of 1%
                                                                 ---------------
     (vii)Fee due[line(i) or line (v) multiplied
          by line (vi)]:                                         $     60,929.35
                                                                 ===============

     Instruction: Issuer should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of issuer's fiscal year. See Instruction C.3.
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13. Check box if fees are being remitted to the Commission's lock box depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                           [X]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
     December 27, 1996
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SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Kerri Weltz
                           ---------------
                           Kerri Weltz
                           Assistant Treasurer
Date:December 27, 1996

*Please print the name and title of the signing officer below the signature